Schedule of Investments (unaudited) March 31, 2022	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 18.2%
AbbVie, Inc.	119,589	$19,386,573
Acumen Pharmaceuticals, Inc.(a)	91,591	358,121
Acumen Pharmaceuticals, Inc., (Acquired 06/17/21, Cost: $231,999)(b)	61,060	238,745
Agios Pharmaceuticals, Inc.(a)	10,515	306,092
Alnylam Pharmaceuticals, Inc.(a)	15,583	2,544,548
Ambrx Biopharma, Inc., ADR(a)	43,409	178,845
Amgen, Inc.(c)	62,902	15,210,962
Arcus Biosciences, Inc.(a)	8,600	271,416
Arcutis Biotherapeutics, Inc.(a)	42,854	825,368
Argenx SE, ADR(a)	5,340	1,683,755
Biogen, Inc.(a)	37,060	7,804,836
BioMarin Pharmaceutical, Inc.(a)	32,659	2,518,009
Blueprint Medicines Corp.(a)	8,268	528,160
Cerevel Therapeutics Holdings, Inc.(a)	16,785	587,643
Connect Biopharma Holdings Ltd.(a)	33,960	102,559
Decibel Therapeutics, Inc.(a)	46,884	142,527
Design Therapeutics, Inc.(a)	13,967	225,567
Enanta Pharmaceuticals, Inc.(a)	3,150	224,217
Everest Medicines Ltd.(a)(d)	30,500	99,380
Exact Sciences Corp.(a)	14,850	1,038,312
Genmab A/S(a)	3,493	1,261,508
Genmab A/S, ADR(a)	16,911	611,840
Gilead Sciences, Inc.	84,084	4,998,794
Horizon Therapeutics PLC(a)	19,895	2,093,153
Imago Biosciences, Inc.(a)	47,824	921,568
Immuneering Corp., Class A(a)	14,456	93,530
Immunocore Holdings PLC, ADR(a)	9,668	289,073
Incyte Corp.(a)	26,247	2,084,537
Kronos Bio, Inc.(a)	16,099	116,396
Krystal Biotech, Inc.(a)	5,553	369,497
Mirati Therapeutics, Inc.(a)	8,661	712,107
Moderna, Inc.(a)	27,750	4,780,215
Monte Rosa Therapeutics, Inc.(a)	28,575	400,621
Neurocrine Biosciences, Inc.(a)	22,637	2,122,219
PMV Pharmaceuticals, Inc.(a)	17,490	364,142
Point Biopharma Global, Inc.(a)	27,000	215,190
Prothena Corp. PLC(a)	21,064	770,310
PTC Therapeutics, Inc.(a)	4,745	177,036
Regeneron Pharmaceuticals, Inc.(a)	11,420	7,975,956
Revolution Medicines, Inc.(a)	10,535	268,748
Sarepta Therapeutics, Inc.(a)	20,473	1,599,351
Seagen, Inc.(a)	67,648	9,744,694
Sierra Oncology, Inc.(a)	10,571	338,800
Sigilon Therapeutics, Inc.(a)	19,555	28,746
Talaris Therapeutics, Inc.(a)	23,939	235,560
Tenaya Therapeutics, Inc.(a)(e)	25,502	300,413
TScan Therapeutics, Inc.(a)	29,940	83,832
Vertex Pharmaceuticals, Inc.(a)	40,578	10,589,641

		107,823,112

Diversified Financial Services(a) — 0.3%
Health Assurance Acquisition Corp., Class A	90,235	888,815
Health Sciences Acquisitions Corp. 2	13,696	135,727
Helix Acquisition Corp., Class A	11,715	130,037
MedTech Acquisition Corp., Class A	42,753	418,979

		1,573,558

Health Care Equipment & Supplies — 19.9%
Abbott Laboratories(c)	173,407	20,524,452

Security	Shares	Value

Health Care Equipment & Supplies (continued)
ABIOMED, Inc.(a)	14,359	$4,756,275
Alcon, Inc.	49,720	3,944,288
Align Technology, Inc.(a)	5,355	2,334,780
Baxter International, Inc	64,807	5,025,135
Boston Scientific Corp.(a)	280,032	12,402,617
Cooper Cos., Inc.	4,645	1,939,706
DexCom, Inc.(a)	9,460	4,839,736
Edwards Lifesciences Corp.(a)	72,145	8,492,909
IDEXX Laboratories, Inc.(a)	5,510	3,014,301
Insulet Corp.(a)	3,650	972,323
Intuitive Surgical, Inc.(a)	33,459	10,093,911
Masimo Corp.(a)	15,427	2,245,246
Medtronic PLC	85,741	9,512,964
Nevro Corp.(a)	40,253	2,911,499
Novocure Ltd.(a)	10,555	874,482
ResMed, Inc.	18,667	4,526,934
Stryker Corp.	38,911	10,402,856
Tandem Diabetes Care, Inc.(a)	10,265	1,193,717
Teleflex, Inc.	12,205	4,330,700
Zimmer Biomet Holdings, Inc.	29,812	3,812,955
ZimVie, Inc.	4,980	113,743

		118,265,529

Health Care Providers & Services — 23.6%
Agiliti, Inc.(a)	75,106	1,584,737
Agilon Health, Inc.(a)	21,477	544,442
Amedisys, Inc.(a)	19,757	3,403,934
AmerisourceBergen Corp.	50,520	7,815,949
Anthem, Inc.(c)	35,417	17,397,539
CareMax, Inc., (Acquired 07/22/21, Cost: $257,350)(b)	25,735	192,240
CareMax, Inc.(a)	21,007	156,922
Centene Corp.(a)	67,852	5,712,460
Cigna Corp.	68,869	16,501,701
Encompass Health Corp.	40,167	2,856,275
Guardant Health, Inc.(a)	11,675	773,352
HCA Healthcare, Inc	33,930	8,503,537
Henry Schein, Inc.(a)	42,335	3,691,189
LHC Group, Inc.(a)	20,224	3,409,766
McKesson Corp.	13,300	4,071,529
Quest Diagnostics, Inc.	55,835	7,641,578
UnitedHealth Group, Inc.(c)	110,124	56,159,936

		140,417,086

Health Care Technology(a) — 0.4%
Omnicell, Inc.	6,425	831,973
Teladoc Health, Inc.	21,980	1,585,418

		2,417,391

Life Sciences Tools & Services — 10.7%
10X Genomics, Inc., Class A(a)	8,445	642,411
Agilent Technologies, Inc.	21,380	2,829,216
Avantor, Inc.(a)	122,559	4,144,945
Danaher Corp.	61,730	18,107,261
Icon PLC(a)	12,815	3,116,864
Illumina, Inc.(a)	10,337	3,611,748
IQVIA Holdings, Inc.(a)	21,568	4,986,737
IsoPlexis Corp.(a)(e)	30,336	104,053
Nautilus Biotechnology, Inc.(a)	16,560	71,870
QIAGEN NV(a)	23,635	1,158,115
Rapid Micro Biosystems, Inc., Class A(a)	20,561	139,609

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.(c)(f)	39,878	$23,553,941
West Pharmaceutical Services, Inc.	2,635	1,082,221

		63,548,991

Pharmaceuticals — 22.1%
AstraZeneca PLC	69,935	9,274,283
AstraZeneca PLC, ADR	23,520	1,560,317
Bristol-Myers Squibb Co.	101,098	7,383,187
Daiichi Sankyo Co. Ltd.	104,800	2,288,516
Eli Lilly & Co.	83,998	24,054,507
Hansoh Pharmaceutical Group Co. Ltd.(d)	882,438	1,467,269
Johnson & Johnson(f)	147,424	26,127,956
Merck & Co., Inc.(c)	177,147	14,534,911
Pfizer, Inc.(c)	434,086	22,472,632
Roche Holding AG	5,417	2,143,299
Sanofi	65,400	6,686,469
Sanofi, ADR	54,625	2,804,447
Zoetis, Inc.	56,189	10,596,684

		131,394,477

Total Common Stocks — 95.2% (Cost: $376,306,216)		565,440,144

	Benefical Interest (000)

Other Interests(g)

Pharmaceuticals — 0.0%
Afferent Pharmaceuticals, Inc.(h)	$190	157,833

Total Other Interests — 0.0% (Cost: $ — )		157,833

	Shares

Preferred Securities

Preferred Stocks — 0.9%(b)(h)

Biotechnology — 0.3%
Affinvax, Inc., Series C, (Acquired 01/06/21, Cost: $199,992)	6,331	219,939
Cellarity, Inc., Series B, (Acquired 01/15/21, Cost: $265,002)	44,167	212,002
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, Cost: $224,200)	190,000	275,500
Laronde, Inc., Series B, (Acquired 07/28/21, Cost: $590,800)	21,100	590,800
Neurogene, Inc., Series B, (Acquired 12/14/20, Cost: $260,568)	106,790	260,567

		1,558,808

Health Care Equipment & Supplies — 0.4%
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $595,999)	101,741	511,757
Nucleix Ltd., Series AA, (Acquired 03/25/21, Cost: $1,070,001)	367,395	1,146,272
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, Cost: $515,759)	4,243,029	468,204
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, Cost: $286,998)	92,580	245,337

		2,371,570

Security	Shares	Value

Pharmaceuticals — 0.1%
Insitro, Inc., Series C, (Acquired 03/10/21, Cost: $560,000)	30,616	$420,052

Software — 0.1%
Carbon Health Technologies, Inc., (Acquired 07/09/21, Cost: $907,000)	907	906,737

		5,257,167

Total Preferred Securities — 0.9% (Cost: $5,476,319)		5,257,167

Warrants

Health Care Providers & Services(a) — 0.0%
CareMax, Inc. (Expires 07/16/2025)	4,201	6,301
Health Assurance Acquisition Corp. (Expires 11/12/2025)	22,558	11,505

		17,806

Pharmaceuticals — 0.0%
Nuvation Bio, Inc. (Expires 07/07/2027)(a)	4,050	3,079

Total Warrants — 0.0% (Cost: $82,675)		20,885

Total Long-Term Investments — 96.1% (Cost: $381,865,210)		570,876,029

Short-Term Securities

Money Market Funds — 4.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(i)(j)	28,660,206	28,660,206
SL Liquidity Series, LLC, Money Market Series, 0.43%(i)(j)(k)	125,078	125,040

Total Short-Term Securities — 4.9% (Cost: $28,785,243)		28,785,246

Total Investments Before Options Written — 101.0% (Cost: $410,650,453)		599,661,275

Options Written — (1.3)% (Premiums Received: $(5,600,449))		(7,413,569)

Total Investments, Net of Options Written — 99.7% (Cost: $405,050,004)		592,247,706

Other Assets Less Liabilities — 0.3%		1,662,646

Net Assets — 100.0%		$593,910,352

(a)	Non-income producing security.
(b)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $5,688,152, representing 1.0% of its net assets as of period end, and an original cost of $5,965,668.

(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of this security is on loan.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Affiliate of the Trust.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Health Sciences Trust (BME)

(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$27,581,316	$1,078,890	(a)	$—		$—	$—	$28,660,206	28,660,206	$3,278		$—
SL Liquidity Series, LLC, Money Market Series	211,489	—		(86,261	)(a)	(199)	11	125,040	125,078	3,047	(b)	—

						$(199)	$11	$28,785,246		$6,325		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Baxter International, Inc.	159	04/01/22	USD	83.00	USD	1,233	$(1,590)
Boston Scientific Corp.	100	04/01/22	USD	45.00	USD	443	(800)
Cigna Corp.	70	04/01/22	USD	240.00	USD	1,677	(9,450)
Illumina, Inc.	28	04/01/22	USD	350.00	USD	978	(8,400)
Intuitive Surgical, Inc.	16	04/01/22	USD	305.00	USD	483	(2,320)
UnitedHealth Group, Inc.	209	04/01/22	USD	485.00	USD	10,658	(554,372)
Vertex Pharmaceuticals, Inc.	55	04/01/22	USD	240.00	USD	1,435	(127,325)
Amgen, Inc.	70	04/08/22	USD	235.00	USD	1,693	(58,275)
Anthem, Inc.	14	04/08/22	USD	455.00	USD	688	(52,150)
Boston Scientific Corp.	332	04/08/22	USD	45.00	USD	1,470	(11,952)
Centene Corp.	112	04/08/22	USD	86.00	USD	943	(8,400)
Cigna Corp.	111	04/08/22	USD	240.00	USD	2,660	(37,185)
Danaher Corp.	76	04/08/22	USD	270.00	USD	2,229	(185,060)
Edwards Lifesciences Corp.	136	04/08/22	USD	113.00	USD	1,601	(72,760)
Medtronic PLC	108	04/08/22	USD	107.00	USD	1,198	(45,630)
Pfizer, Inc.	415	04/08/22	USD	49.00	USD	2,148	(123,670)
Quest Diagnostics, Inc.	73	04/08/22	USD	139.00	USD	999	(5,750)
Tandem Diabetes Care, Inc.	12	04/08/22	USD	125.00	USD	140	(1,260)
UnitedHealth Group, Inc.	126	04/08/22	USD	495.00	USD	6,426	(235,305)
10X Genomics, Inc., Class A	8	04/14/22	USD	80.00	USD	61	(2,100)
Abbott Laboratories	368	04/14/22	USD	125.00	USD	4,356	(6,808)
ABIOMED, Inc.	31	04/14/22	USD	330.00	USD	1,027	(29,605)
Alcon, Inc.	51	04/14/22	USD	82.50	USD	405	(2,805)
Align Technology, Inc.	20	04/14/22	USD	460.00	USD	872	(14,200)
Alnylam Pharmaceuticals, Inc.	33	04/14/22	USD	170.00	USD	539	(11,303)
AmerisourceBergen Corp.	32	04/14/22	USD	145.00	USD	495	(32,480)
Amgen, Inc.	61	04/14/22	USD	242.50	USD	1,475	(17,385)
Anthem, Inc.	73	04/14/22	USD	480.00	USD	3,586	(123,370)
Argenx SE	15	04/14/22	USD	320.00	USD	473	(12,000)
AstraZeneca PLC	89	04/14/22	USD	65.00	USD	590	(17,577)

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Avantor, Inc.	268	04/14/22	USD	37.80	USD	906	$(641)
Biogen, Inc.	140	04/14/22	USD	230.00	USD	2,948	(19,950)
BioMarin Pharmaceutical, Inc.	123	04/14/22	USD	95.00	USD	948	(12,300)
Blueprint Medicines Corp.	23	04/14/22	USD	80.00	USD	147	(2,530)
Boston Scientific Corp.	273	04/14/22	USD	43.00	USD	1,209	(50,368)
Cerevel Therapeutics Holdings, Inc.	32	04/14/22	USD	30.00	USD	112	(18,880)
Cigna Corp.	80	04/14/22	USD	230.00	USD	1,917	(94,000)
Cooper Cos., Inc.	4	04/14/22	USD	410.00	USD	167	(5,480)
Danaher Corp.	71	04/14/22	USD	290.00	USD	2,083	(51,120)
DexCom, Inc.	17	04/14/22	USD	453.00	USD	870	(104,087)
Edwards Lifesciences Corp.	250	04/14/22	USD	125.00	USD	2,943	(10,000)
Enanta Pharmaceuticals, Inc.	5	04/14/22	USD	75.00	USD	36	(1,500)
Gilead Sciences, Inc.	254	04/14/22	USD	65.00	USD	1,510	(1,905)
Guardant Health, Inc.	22	04/14/22	USD	85.00	USD	146	(440)
HCA Healthcare, Inc.	94	04/14/22	USD	280.00	USD	2,356	(1,880)
Incyte Corp.	45	04/14/22	USD	75.00	USD	357	(23,400)
Insulet Corp.	2	04/14/22	USD	270.00	USD	53	(1,780)
Intuitive Surgical, Inc.	57	04/14/22	USD	320.00	USD	1,720	(8,265)
IQVIA Holdings, Inc.	37	04/14/22	USD	250.00	USD	855	(2,405)
LHC Group, Inc.	38	04/14/22	USD	140.00	USD	641	(108,680)
Merck & Co., Inc.	137	04/14/22	USD	80.00	USD	1,124	(35,003)
Novocure Ltd.	40	04/14/22	USD	70.00	USD	331	(55,000)
Pfizer, Inc.	130	04/14/22	USD	50.00	USD	673	(29,900)
Prothena Corp. PLC	40	04/14/22	USD	40.00	USD	146	(2,900)
Qiagen NV	72	04/14/22	USD	55.00	USD	353	(3,420)
Regeneron Pharmaceuticals, Inc.	21	04/14/22	USD	650.00	USD	1,467	(108,255)
ResMed, Inc.	35	04/14/22	USD	250.00	USD	849	(7,175)
Revolution Medicines, Inc.	15	04/14/22	USD	21.50	USD	38	(7,516)
Sanofi, ADR	55	04/14/22	USD	55.00	USD	282	(550)
Sarepta Therapeutics, Inc.	50	04/14/22	USD	90.00	USD	391	(1,875)
Seagen, Inc.	115	04/14/22	USD	135.00	USD	1,657	(126,500)
Sierra Oncology, Inc.	20	04/14/22	USD	40.00	USD	64	(1,400)
Stryker Corp.	82	04/14/22	USD	270.00	USD	2,192	(30,340)
Teladoc Health, Inc.	12	04/14/22	USD	95.00	USD	87	(300)
Teleflex, Inc.	38	04/14/22	USD	330.00	USD	1,348	(100,700)
Thermo Fisher Scientific, Inc.	151	04/14/22	USD	590.00	USD	8,919	(157,040)
Vertex Pharmaceuticals, Inc.	50	04/14/22	USD	250.00	USD	1,305	(76,000)
West Pharmaceutical Services, Inc.	5	04/14/22	USD	400.00	USD	205	(8,425)
Zimmer Biomet Holdings, Inc.	40	04/14/22	USD	130.00	USD	512	(11,700)
Zoetis, Inc.	107	04/14/22	USD	210.00	USD	2,018	(1,605)
AmerisourceBergen Corp.	136	04/22/22	USD	150.00	USD	2,104	(89,760)
Amgen, Inc.	54	04/22/22	USD	235.00	USD	1,306	(50,625)
Anthem, Inc.	47	04/22/22	USD	480.00	USD	2,309	(102,225)
Baxter International, Inc.	177	04/22/22	USD	88.00	USD	1,372	(30,090)
Boston Scientific Corp.	273	04/22/22	USD	44.00	USD	1,209	(36,582)
Centene Corp.	75	04/22/22	USD	86.00	USD	631	(12,188)
Eli Lilly & Co.	110	04/22/22	USD	265.00	USD	3,150	(256,850)
Illumina, Inc.	22	04/22/22	USD	345.00	USD	769	(36,520)
Johnson & Johnson	266	04/22/22	USD	175.00	USD	4,714	(117,705)
McKesson Corp.	31	04/22/22	USD	285.00	USD	949	(71,765)
Medtronic PLC	87	04/22/22	USD	110.00	USD	965	(22,707)
Moderna, Inc.	52	04/22/22	USD	205.00	USD	896	(12,818)
Teladoc Health, Inc.	9	04/22/22	USD	74.00	USD	65	(3,263)
Vertex Pharmaceuticals, Inc.	49	04/22/22	USD	250.00	USD	1,279	(81,830)
Abbott Laboratories	98	04/29/22	USD	120.00	USD	1,160	(22,638)
Abbott Laboratories	89	04/29/22	USD	122.00	USD	1,053	(13,350)
AbbVie, Inc.	376	04/29/22	USD	160.00	USD	6,095	(174,840)
Bristol-Myers Squibb Co.	117	04/29/22	USD	72.00	USD	854	(25,857)
Centene Corp.	70	04/29/22	USD	91.00	USD	589	(7,525)
Exact Sciences Corp.	56	04/29/22	USD	70.00	USD	392	(30,800)
Gilead Sciences, Inc.	65	04/29/22	USD	60.00	USD	386	(9,165)
Intuitive Surgical, Inc.	54	04/29/22	USD	295.00	USD	1,629	(84,240)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Medtronic PLC	22	04/29/22	USD	110.00	USD	244	$(6,721)
Merck & Co., Inc.	200	04/29/22	USD	80.00	USD	1,641	(63,000)
Moderna, Inc.	53	04/29/22	USD	205.00	USD	913	(18,815)
Pfizer, Inc.	511	04/29/22	USD	56.00	USD	2,645	(16,096)
Sarepta Therapeutics, Inc.	10	04/29/22	USD	86.00	USD	78	(2,100)
Tandem Diabetes Care, Inc.	13	04/29/22	USD	115.00	USD	151	(9,555)
Teladoc Health, Inc.	62	04/29/22	USD	60.00	USD	447	(87,885)
UnitedHealth Group, Inc.	17	04/29/22	USD	495.00	USD	867	(41,140)
Abbott Laboratories	103	05/06/22	USD	124.00	USD	1,219	(13,442)
AmerisourceBergen Corp.	17	05/06/22	USD	160.00	USD	263	(4,718)
Bristol-Myers Squibb Co.	267	05/06/22	USD	73.00	USD	1,950	(47,392)
Johnson & Johnson	294	05/06/22	USD	180.00	USD	5,211	(67,326)
Pfizer, Inc.	283	05/06/22	USD	53.00	USD	1,465	(39,620)
10X Genomics, Inc., Class A	16	05/20/22	USD	90.00	USD	122	(8,880)
AbbVie, Inc.	78	05/20/22	USD	150.00	USD	1,264	(100,620)
ABIOMED, Inc.	29	05/20/22	USD	330.00	USD	961	(65,685)
Agilent Technologies, Inc.	81	05/20/22	USD	140.00	USD	1,072	(19,642)
Agilon Health, Inc.	81	05/20/22	USD	25.00	USD	205	(21,465)
Alcon, Inc.	68	05/20/22	USD	82.50	USD	539	(13,090)
Alnylam Pharmaceuticals, Inc.	26	05/20/22	USD	180.00	USD	425	(13,780)
Amedisys, Inc.	75	05/20/22	USD	170.00	USD	1,292	(94,125)
AmerisourceBergen Corp.	6	05/20/22	USD	155.00	USD	93	(3,570)
Amgen, Inc.	54	05/20/22	USD	245.00	USD	1,306	(32,535)
Arcutis Biotherapeutics, Inc.	54	05/20/22	USD	20.00	USD	104	(9,045)
Argenx SE	5	05/20/22	USD	340.00	USD	158	(5,250)
Avantor, Inc.	197	05/20/22	USD	37.50	USD	666	(7,880)
BioMarin Pharmaceutical, Inc.	1	05/20/22	USD	85.00	USD	8	(233)
Blueprint Medicines Corp.	8	05/20/22	USD	70.00	USD	51	(3,320)
Boston Scientific Corp.	86	05/20/22	USD	45.00	USD	381	(12,427)
Cerevel Therapeutics Holdings, Inc.	31	05/20/22	USD	35.00	USD	109	(12,865)
Cooper Cos., Inc.	13	05/20/22	USD	440.00	USD	543	(7,540)
Danaher Corp.	51	05/20/22	USD	300.00	USD	1,496	(38,760)
DexCom, Inc.	18	05/20/22	USD	510.00	USD	921	(67,500)
Eli Lilly & Co.	209	05/20/22	USD	270.00	USD	5,985	(463,457)
Enanta Pharmaceuticals, Inc.	6	05/20/22	USD	75.00	USD	43	(4,290)
Encompass Health Corp.	80	05/20/22	USD	71.26	USD	569	(25,326)
Guardant Health, Inc.	22	05/20/22	USD	60.00	USD	146	(24,310)
Henry Schein, Inc.	160	05/20/22	USD	90.00	USD	1,395	(38,400)
Horizon Therapeutics PLC	75	05/20/22	USD	105.00	USD	789	(46,875)
Icon PLC	50	05/20/22	USD	260.00	USD	1,216	(31,750)
Incyte Corp.	54	05/20/22	USD	80.00	USD	429	(22,140)
Insulet Corp.	11	05/20/22	USD	270.00	USD	293	(17,160)
IQVIA Holdings, Inc.	44	05/20/22	USD	240.00	USD	1,017	(27,280)
Krystal Biotech, Inc.	21	05/20/22	USD	80.00	USD	140	(3,308)
LHC Group, Inc.	38	05/20/22	USD	155.00	USD	641	(53,010)
McKesson Corp.	19	05/20/22	USD	300.00	USD	582	(29,925)
Medtronic PLC	108	05/20/22	USD	110.00	USD	1,198	(42,390)
Merck & Co., Inc.	336	05/20/22	USD	82.50	USD	2,757	(76,944)
Mirati Therapeutics, Inc.	16	05/20/22	USD	105.00	USD	132	(2,080)
Neurocrine Biosciences, Inc.	86	05/20/22	USD	95.00	USD	806	(46,440)
Nevro Corp.	60	05/20/22	USD	75.00	USD	434	(29,100)
Pfizer, Inc.	310	05/20/22	USD	57.50	USD	1,605	(15,500)
Prothena Corp. PLC	40	05/20/22	USD	40.00	USD	146	(9,600)
Qiagen NV	17	05/20/22	USD	55.00	USD	83	(1,445)
Quest Diagnostics, Inc.	63	05/20/22	USD	145.00	USD	862	(10,395)
Quest Diagnostics, Inc.	29	05/20/22	USD	150.00	USD	397	(2,103)
Regeneron Pharmaceuticals, Inc.	22	05/20/22	USD	690.00	USD	1,537	(73,040)
ResMed, Inc.	35	05/20/22	USD	270.00	USD	849	(9,100)
Revolution Medicines, Inc.	25	05/20/22	USD	20.00	USD	64	(17,000)
Sanofi, ADR	97	05/20/22	USD	51.00	USD	498	(11,753)
Sarepta Therapeutics, Inc.	17	05/20/22	USD	85.00	USD	133	(6,970)
Seagen, Inc.	142	05/20/22	USD	145.00	USD	2,046	(139,160)

5

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Sierra Oncology, Inc.	20	05/20/22	USD	40.00	USD	64	$(3,300)
Tandem Diabetes Care, Inc.	14	05/20/22	USD	125.00	USD	163	(7,070)
Teleflex, Inc.	23	05/20/22	USD	370.00	USD	816	(23,690)
UnitedHealth Group, Inc.	66	05/20/22	USD	510.00	USD	3,366	(130,350)
West Pharmaceutical Services, Inc.	5	05/20/22	USD	420.00	USD	205	(8,225)
Zimmer Biomet Holdings, Inc.	66	05/20/22	USD	125.00	USD	844	(48,180)
PTC Therapeutics, Inc.	18	06/17/22	USD	40.00	USD	67	(4,410)
Quest Diagnostics, Inc.	29	06/17/22	USD	150.25	USD	397	(4,129)
Sanofi, ADR	55	06/17/22	USD	55.00	USD	282	(3,300)
Zimmer Biomet Holdings, Inc.	7	06/17/22	USD	130.00	USD	90	(4,095)

							$(6,862,867)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Genmab A/S	Barclays Bank PLC	5,000	04/01/22	USD	33.75	USD	181	$(12,223)
Sanofi	UBS AG	8,000	04/01/22	EUR	94.03	EUR	740	(768)
Daiichi Sankyo Co. Ltd.	JPMorgan Chase Bank N.A.	10,400	04/06/22	JPY	2,522.92	JPY	27,872	(12,323)
Sanofi	UBS AG	6,800	04/06/22	EUR	95.71	EUR	629	(882)
Encompass Health Corp.	JPMorgan Chase Bank N.A.	7,200	04/08/22	USD	66.70	USD	512	(34,216)
Hansoh Pharmaceutical Group Ltd.	JPMorgan Chase Bank N.A.	114,000	04/12/22	HKD	17.95	HKD	1,496	(10)
Astrazeneca PLC	Goldman Sachs International	21,900	04/19/22	GBP	95.01	GBP	2,219	(182,929)
Sanofi	Goldman Sachs International	7,100	04/19/22	EUR	93.81	EUR	657	(9,793)
Stryker Corp.	Goldman Sachs International	13,000	04/26/22	USD	256.48	USD	3,476	(183,960)
Daiichi Sankyo Co. Ltd.	BNP Paribas S.A.	6,800	04/27/22	JPY	2,535.23	JPY	18,224	(9,769)
Zoetis, Inc.	Citibank N.A.	10,600	04/28/22	USD	194.11	USD	1,999	(27,519)
Alcon, Inc.	BNP Paribas S.A.	6,900	05/02/22	USD	77.16	USD	547	(28,639)
AstraZeneca PLC	Credit Suisse International	4,600	05/04/22	GBP	101.19	GBP	466	(18,555)
Hansoh Pharmaceutical Group Ltd.	JPMorgan Chase Bank N.A.	158,000	05/04/22	HKD	16.74	HKD	2,073	(1,952)
Roche Holding AG	Royal Bank of Canada	1,000	05/04/22	CHF	374.03	CHF	366	(5,128)
Hansoh Pharmaceutical Group Ltd.	JPMorgan Chase Bank N.A.	64,000	05/11/22	HKD	17.84	HKD	840	(509)
Daiichi Sankyo Co. Ltd.	JPMorgan Chase Bank N.A.	22,600	05/13/22	JPY	2,895.92	JPY	60,568	(4,783)
Roche Holding AG	Goldman Sachs International	1,100	05/13/22	CHF	383.93	CHF	403	(3,536)
Genmab A/S	Morgan Stanley & Co. International PLC	1,400	05/16/22	DKK	2,528.40	DKK	3,451	(13,208)

								$(550,702)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Health Sciences Trust (BME)

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$106,223,479	$1,599,633	$—	$107,823,112
Diversified Financial Services	1,573,558	—	—	1,573,558
Health Care Equipment & Supplies	118,265,529	—	—	118,265,529
Health Care Providers & Services	140,224,846	192,240	—	140,417,086
Health Care Technology	2,417,391	—	—	2,417,391
Life Sciences Tools & Services	63,548,991	—	—	63,548,991
Pharmaceuticals	109,534,641	21,859,836	—	131,394,477
Other Interests	—	—	157,833	157,833
Preferred Securities
Preferred Stocks	—	—	5,257,167	5,257,167
Warrants	20,885	—	—	20,885
Short-Term Securities
Money Market Funds	28,660,206	—	—	28,660,206

	$570,469,526	$23,651,709	$5,415,000	599,536,235

Investments Valued at NAV(a)				125,040

				$599,661,275

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(6,691,965)	$(721,604)	$—	$(7,413,569)

(a)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

7